Investment in Available for Sale Marketable Securities (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment In Marketable Securities [Abstract]
Cost basis of securities held	$ 42,720	$ 42,720	$ 708,541
Accumulated unrealized losses	41,073	41,296	$ 663,775
Value of available for sale marketable securities	$ 1,647	$ 1,424
Number of shares owned in marketable securities (in Shares)	178,000	178,000
Market price per share (in Dollars per share)	$ 0.01	$ 0.008